CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible notes payable	$ 5,563,538	$ 428,000
Unamortized discount on convertible notes		$ (26,722)	$ (106,886)	$ (455,935)
Unamortized debt issuance costs	(85,551)
8% convertible notes payable issued December 2019 [Member]
Convertible notes payable	428,000
15% convertible notes payable issued February 2020 [Member]
Convertible notes payable	5,265,000
10% convertible notes payable issued February 2020 [Member]
Convertible notes payable	$ 662,000